SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTING FOR DERIVATIVES (DETAILS) (USD $) In Millions, unless otherwise specified			12 Months Ended			3 Months Ended
	Dec. 31, 2011 Equity Swap [Member]	Dec. 31, 2010 Equity Swap [Member]	Dec. 31, 2011 Equity Swap [Member] Investment Income [Member]	Dec. 31, 2010 Equity Swap [Member] Investment Income [Member]	Dec. 31, 2009 Equity Swap [Member] Investment Income [Member]	Jun. 30, 2011 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2011 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2010 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2011 Embedded Derivative Associated With Modified Coinsurance Agreement [Member]	Dec. 31, 2010 Embedded Derivative Associated With Modified Coinsurance Agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net			$ (21.2)	$ 28.2	$ 50.7	$ 20.4
Other Derivatives Not Designated as Hedging Instruments Assets at Fair Value	37.9	89.4
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value							$ 666.3	$ 553.6	$ 3.5	$ (0.4)